Income tax	12 Months Ended
Dec. 31, 2021
Income tax
Income tax

Note 11 - Income tax

   Accounting policies

Income tax on results for the year, which comprises current tax and changes in deferred tax, is recog-nized in the income statement, whereas the portion attributable to entries in equity is recognized directly in equity.

Current tax liabilities and current tax receivables are recognized in the statement of financial position as tax calculated on the taxable income for the year adjusted for tax on previous years’ taxable income and taxes paid on account/prepaid.

Deferred tax is measured according to the statement of financial position liability method in respect of temporary differences between the carrying amount and the tax base of assets and liabilities.

Note 11 - Income tax (continued)

Deferred tax liabilities are generally recognized for all taxable temporary differences, and deferred tax assets are recognized to the extent that it is probable that taxable profits will be available against which deductible temporary differences can be utilized. Such deferred tax assets and liabilities are not recog-nized if the temporary difference arises from the initial recognition (other than in a business combination) of other assets and liabilities in a transaction that affects neither the taxable profit nor the accounting profit. In addition, deferred tax liabilities are not recognized if the temporary difference arises from the initial recognition of goodwill.

Deferred tax liabilities are recognized for taxable temporary differences arising on investments in subsidi-aries except where the Group is able to control the reversal of the temporary difference and it is probable that the temporary difference will not be reversed in the foreseeable future. Deferred tax assets arising from deductible temporary differences associated with such investments and interest are only recognized to the extent that it is probable that there will be sufficient taxable profits against which to utilize the ben-efits of the temporary differences and they are expected to be reversed in the foreseeable future.

The carrying amount of deferred tax assets is reviewed at each statement of financial position date and reduced to the extent that it is no longer probable that sufficient taxable profits will be available to allow all or part of the asset to be recovered.

This judgment is made on an ongoing basis and is based on recent historical losses carrying more weight than factors such as budgets and business plans for the coming years, including planned commercial initiatives. The creation and development of therapeutic products within the biotechnology and phar-maceutical industry is subject to considerable risks and uncertainties. Zealand Pharma Group has so far reported significant losses and, consequently, has unused tax losses. Management has concluded that deferred tax assets should not be recognized at December 31, 2021 (none recognized in 2020 or 2019),except for the US entities, which are profitable and therefore recog-nize deferred tax on the balance sheet.

Deferred tax assets and liabilities are offset when there is a legally enforceable right to set off current tax assets against current tax liabilities, they relate to income taxes levied by the same taxation authority and the Group intends to settle its current tax assets and liabilities on a net basis.

Deferred tax is calculated at the tax rates that are expected to apply in the period when the liability is set-tled or the asset is realized, based on tax laws and rates that have been enacted or substantively enacted at the statement of financial position date. Deferred tax from business combinations is initially recognized at fair value.

Income tax receivables are recognized in accordance with the Danish tax credit scheme ‘Skattekreditord- ningen’. Companies covered by the tax credit scheme may obtain payment of the tax base of losses origi-nating from research and development expenses of up to DKK 25 million (tax value of DKK 5.5 million).

DKK thousand	2021	2020	2019
Net result for the year before tax	-1,026,940	-839,653	-576,677
Corporate tax rate in Denmark	22.0%	22.0%	22.0%
Expected tax benefit/(expenses)	-225,927	184,724	126,869
Adjustment for foreign tax rates	461	-769	0
Adjustment for non-deductible expenses	888	1,927	-947
Adjustment for non-taxable income	0	-6,844	964
Adjustment for warrants	11,573	2,387	8,664
Adjustment for R&D extra deduction	-14,379	-8,811	1,676
Adjustment to prior year	-12,602	931	0
Change in tax assets (not recognized)	231,196	-180,621	-132,090
Total income tax expense/benefit	-8,790	-7,076	5,136

Note 11 - Income tax (continued)

The above specifications related to warrants have been gathered in one line in 2021 and therefore the comparative numbers have been adjusted accordingly.

DKK thousand	2021	2020	2019

Specification of deferred tax assets:
Tax losses carried forward (available indefinitely)	2,231,049	1,281,505	681,531
Research and development expenses	842,775	732,389	460,007
Intangible assets	51,154	40,373	35,849
Non-current assets	89,414	66,419	51,677
Liabilities	126,174	188,787	139,890
Other	55,075	58,483	70,306
Total temporary differences	3,395,641	2,365,956	1,439,260
Calculated potential deferred tax asset at local tax rate	749,198	514,239	316,637
Deferred tax asset not expected to be utilized	-735,673	-505,869	-316,637
Recognized deferred tax asset	13,525	8,370	0

Under Danish tax legislation, Zealand is eligible to receive DKK 5.5 million in 2021 (DKK 5.5 million in 2020 and 2019) in tax return based on qualifying research and development expenses.